Share Capital and Additional Paid-In Capital - Schedule of Share Capital (Details) - Ordinary shares [member]	12 Months Ended
Mar. 31, 2025 USD ($) shares
(Class A) [Member]
Schedule of Share Capital [Line Items]
Beginning balance (in Shares) | shares	9,501,000
Beginning balance	$ 9,501
Subscription of Class B shares (in Shares) | shares
Subscription of Class B shares
Class B shares converted into Class A shares (in Shares) | shares	499,000
Class B shares converted into Class A shares	$ 499
IPO subscription (in Shares) | shares	1,000,000
IPO subscription	$ 1,000
Deferred IPO costs and IPO costs
Deferred IPO costs and IPO costs
Balance ending (in Shares) | shares	11,000,000
Balance ending	$ 11,000
(Class B) [Member]
Schedule of Share Capital [Line Items]
Beginning balance (in Shares) | shares	499,000
Beginning balance	$ 499
Subscription of Class B shares (in Shares) | shares
Subscription of Class B shares
Class B shares converted into Class A shares (in Shares) | shares	(499,000)
Class B shares converted into Class A shares	$ (499)
IPO subscription (in Shares) | shares
IPO subscription
Deferred IPO costs and IPO costs
Deferred IPO costs and IPO costs
Balance ending (in Shares) | shares
Balance ending
Subscription receivable [Member]
Schedule of Share Capital [Line Items]
Beginning balance	(300,000)
Subscription of Class B shares	300,000
Class B shares converted into Class A shares
IPO subscription
Deferred IPO costs and IPO costs
Balance ending
Additional Paid-in Capital [Member]
Schedule of Share Capital [Line Items]
Beginning balance	3,017,409
Subscription of Class B shares
Class B shares converted into Class A shares
IPO subscription	3,999,000
Deferred IPO costs and IPO costs	(3,552,511)
Balance ending	$ 3,463,898